Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories
6.
Inventories

Inventories consisted of the following (in millions):

	As of December 31,
	2025	2024
Finished goods	$1,832.2	$1,771.7
Work in progress	181.0	175.1
Raw materials	273.2	288.5
Inventories	$2,286.4	$2,235.3

Amounts charged to the consolidated statements of earnings for excess and obsolete inventory in the years ended December 31, 2025, 2024 and 2023 were $311.2 million, $149.9 million and $155.2 million, respectively.